Leases (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average remaining lease term	8 months 26 days	1 year 7 months 28 days
Weighted average discount rate	7.00%	7.00%
Operating lease liabilities	¥ 1,752,580	¥ 1,614,519	¥ 1,759,856
Rent expenses	¥ 1,696,991	¥ 1,637,384	¥ 2,306,237